Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax asset
Deferred acquisition costs	$ 0	$ 2,467
Deferred Tax Liabilities, Deferred Expense, Deferred Policy Acquisition Cost	8,533
Policyholder dividends	8,919	10,002
Net operating loss carryforward	113,637	122,177
Pension plan accrued benefit liability	79,945	84,351
Experience rated refunds	12,673	13,431
Tax credits	154,017	149,516
Other	19,385	11,865
Total deferred taxes	388,576	393,809
Deferred tax liability
Policyholder reserves	262,822	255,926
Investment assets	221,303	426,477
Goodwill	33,034	26,022
Other	0	0
Total deferred taxes	525,692	708,425
Net unrealized losses (gains) on available-for-sale investments	171,780	$ 381,838
Subsidiary | Federal
Federal net operating loss carry forwards generated by a subsidiary
2021	37,747
2022	136,796
2023	81,693
2028	2,215
Total	$ 258,451